Warrants Liabilities - Fair Value Warrants Using Black-Scholes Option Pricing Model (Detail)	Dec. 31, 2018	Dec. 31, 2017
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.423
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.198
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)	5 years 6 months
Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		6 years 6 months
Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (in years)		0 years
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.428
Risk-free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0.0290
Risk-free Interest Rate | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.018
Risk-free Interest Rate | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield		0.011
Measurement Input, Expected Dividend Payment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividend yield	0	0